CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues, net	$ 1,155,374	$ 193,157	$ 1,355,572	$ 225,451	$ 320,383	$ 190,029
Cost of goods sold	540,585	50,646	721,677	55,948	79,126	39,365
Gross profit	614,789	142,511	633,895	169,503	241,257	150,664
Operating expenses:
General and administration	2,490,257	1,223,443	3,398,844	2,838,173	4,792,867	2,611,992
Sales and marketing	132,370	1,685,241	681,388	3,554,212	5,403,901	2,897,703
Research and development	757,916	1,499,111	1,650,845	3,160,530	5,416,425	3,076,502
Total operating expense	3,380,543	4,407,795	5,731,077	9,552,915	15,613,193	8,586,197
Operating loss	(2,765,754)	(4,265,284)	(5,097,182)	(9,383,412)	(15,371,936)	(8,435,533)
Other income (expense)
Other income		2,727	9,013	4,308	12,691	4,422
Interest income	66	1,667	158	1,667	1,863	18,147
Interest expense	(454,853)	(719,106)	(939,815)	(1,276,284)	(2,929,369)	(2,663,645)
Change in fair value of derivative liability						(975,902)
Loss on disposal of fixed assets					(183,431)
Loss on extinguishment of debt						(44,353)
Impairment of deferred offering		(120,632)		(270,632)	(919,950)
Total other income (expense)	(454,787)	(835,344)	(930,644)	(1,540,941)	(4,018,196)	(3,661,331)
Loss before provision for income taxes	(3,220,541)	(5,100,628)	(6,027,826)	(10,924,353)	(19,390,132)	(12,096,864)
Provision for income taxes
Net loss	(3,220,541)	(5,100,628)	(6,027,826)	(10,924,353)	$ (19,390,132)	$ (12,096,864)
Foreign currency translation gain		9,239		13,900
Comprehensive loss	$ (3,220,541)	$ (5,091,389)	$ (6,027,826)	$ (10,910,453)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.05)	$ (0.10)	$ (0.10)	$ (0.22)	$ (0.37)	$ (0.42)
Weighted average number of common shares outstanding (in Shares)	59,408,763	50,463,732	59,408,763	50,463,732	52,704,911	28,528,060